CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net revenues		$ 424,385	$ 331,993	$ 248,435
Operating expenses:
Video gaming expenses		271,999	210,507	157,010
General and administrative		75,028	58,157	45,364
Depreciation and amortization of property and equipment		26,398	20,782	16,768
Amortization of route and customer acquisition costs and location contracts acquired		17,975	14,681	9,792
Other expenses, net		19,649	2,997	1,331
Total operating expenses		411,049	307,124	230,265
Operating income		13,336	24,869	18,170
Interest expense		12,860	9,644	8,105
Loss on debt extinguishment		1,141	0	0
(Loss) income before income tax expense		(665)	15,225	10,065
Income tax expense		5,199	4,422	1,754
Net (loss) income		$ (5,864)	$ 10,803	$ 8,311
Net (loss) income per common share:
Net (loss) income per common share - basic (in usd per share)	[1]	$ (0.09)	$ 0.19	$ 0.15
Net (loss) income per common share - diluted (in usd per share)	[1]	$ (0.09)	$ 0.17	$ 0.14
Weighted average number of shares outstanding:
Weighted average number of shares outstanding - basic (in shares)	[1]	61,850	57,621	56,321
Weighted average number of shares outstanding - diluted (in shares)	[1]	61,850	62,182	59,408
Net video gaming
Net revenues		$ 410,636	$ 321,711	$ 240,235
Amusement
Net revenues		5,912	4,199	3,422
ATM fees and other revenue
Net revenues		$ 7,837	$ 6,083	$ 4,778

[1]	Per share and share amounts have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 3.